TAX CREDITS - Realization of non-current tax credits (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Estimates of realization of non-current tax credits
Tax credits - non-current	R$ 124,600	R$ 664,045
Tax credits
Estimates of realization of non-current tax credits
Tax credits - non-current	124,600	664,045
Tax credits | 2022.
Estimates of realization of non-current tax credits
Tax credits - non-current		584,145
Tax credits | 2023.
Estimates of realization of non-current tax credits
Tax credits - non-current	64,426	22,433
Tax credits | 2024.
Estimates of realization of non-current tax credits
Tax credits - non-current	40,853	8,054
Tax credits | 2025.
Estimates of realization of non-current tax credits
Tax credits - non-current	11,660	R$ 49,413
Tax credits | 2026 and after
Estimates of realization of non-current tax credits
Tax credits - non-current	R$ 7,661